SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 4                                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 4                                                        [X]


                          EVERGREEN SELECT EQUITY TRUST

               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)


                           Michael H. Koonce, Esquire
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                          EVERGREEN SELECT EQUITY TRUST

                      CONTENTS OF POST-EFFECTIVE NO. 4 TO
                           REGISTRATION STATEMENT ON
                                   FORM N-1A

         This Post-Effective Amendment No. 4 to Registrant's Registration Statement No. 333-36047/811-08363 consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith.

                                  Facing Sheet

                                 Contents Page

                             Cross-Reference Sheet


                                     PART A

              Prospectus for Evergreen Select Small Cap Growth Fund
                             is contained herein.

       Prospectuses for the Institutional Shares and Institutional Service
        Shares of Evergreen Select Strategic Value Fund, Evergreen Select
            Diversified Value Fund, Evergreen Select Large Cap Blend
           Fund, Evergreen Select Common Stock Fund, Evergreen Select
           Strategic Growth Fund, Evergreen Select Equity Income Fund, Evergreen Select Small Company Value Fund, Evergreen Select
            Social Principles Fund, Evergreen Select Balanced Fund,
            Evergreen Select Equity Index Fund, and Evergreen Select
                Special Equity Fund are contained in Registration
             Statement No. 333-36047/811-08363 filed on June 8, 1998
                      and incorporated by reference herein.

       Prospectus for the Charitable Shares of Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund are contained in
    Registration Statement No. 333-36047/811-08363 filed on November 17, 1997 and incorporated by reference herein.


                                     PART B

            Statement of Additional Information for Evergreen Select
                Small Cap Growth Fund Fund is contained herein.

    Statement of Additional Information for Evergreen Select Strategic Value
        Fund, Evergreen Select Diversified Value Fund, Evergreen Select
   Large Cap Blend Fund, Evergreen Select Common Stock Fund, Evergreen Select
           Strategic Growth Fund, Evergreen Select Equity Income Fund, Evergreen Select Small Company Value Fund, Evergreen Select
            Social Principles Fund, Evergreen Select Balanced Fund,
            Evergreen Select Equity Index Fund, and Evergreen Select
                Special Equity Fund is contained in Registration
             Statement No. 333-36047/811-08363 filed on June 8, 1998
                      and incorporated by reference herein.


                                     PART C

                                    Exhibits

                           Number of Security Holders

                                Indemnification

                         Business and Other Connections
                             of Investment Advisors

                             Principal Underwriter

                        Location of Accounts and Records

                                   Signatures

                         EVERGREEN SELECT EQUITY TRUST

                             CROSS REFERENCE SHEET

            Pursuant to Rule 481(a) under the Securities Act of 1993

ITEM OF PART A OF FORM N-1A                       LOCATION IN THE PROSPECTUS

Item 1.   Cover Page                              Cover Page
Item 2.   Synopsis and Fee Table                  Cover Page; Expenses
Item 3.   Condensed Financial Information         Not applicable
Item 4.   General Description of Registrant       Cover Page; Fund Details
Item 5.   Management of the Fund                  Fund Details
Item 6.   Capital Stock and Other Securities      Fund Details; Buying and
                                                  Selling Shares
Item 7.   Purchase of Securities Being Offered    Buying and Selling Shares
Item 8.   Redemption or Repurchase                Buying and Selling Shares
Item 9.   Pending Legal Proceedings               Not Applicable


                                                  LOCATION IN STATEMENT OF
ITEM IN PART B OF FORM N-1A                       ADDITIONAL INFORMATION

Item 10.  Cover Page                              Cover Page
Item 11.  Table of Contents                       Table of Contents
Item 12.  General Information and History         Not Applicable
Item 13.  Investment Objectives and Policies      Securities and Investment
                                                  Practices; Investment Advisory
                                                  Services
Item 14.  Management of the Fund                  Investment Advisory Services
Item 15.  Control Persons and Principal           Principal Holders of
          Holders of Securities                   Fund Shares
Item 16.  Investment Advisory and Other Services  Investment Advisory and Other
                                                  Services
Item 17.  Brokerage Allocation                    Brokerage Allocation and Other
                                                  Services
Item 18.  Capital Stock and Other Securities      Description Of Shares; Voting
                                                  Rights; Limitation of
                                                  Trustees' Liability
Item 19.  Purchase, Redemption and Pricing of     Purchase, Redemption and
          Shares                                  Pricing of Securities Being
                                                  Offered
Item 20.  Tax Status                              Additional Tax Information
Item 21.  Underwriters                            Principal Underwriter
Item 22.  Calculation of Performance Data         Calculation of Performance
                                                  Data
Item 23.  Financial Statements                    Financial Statements




PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                         EVERGREEN SELECT EQUITY TRUST

                                     PART A

                                   PROSPECTUS

-------------------------------------------------------------------------------
PROSPECTUS                                                         July 1, 1998
-------------------------------------------------------------------------------

EVERGREEN SELECT EQUITY TRUST
-------------------------------------------------------------------------------
                                                                           LOGO

EVERGREEN SELECT SMALL CAP GROWTH FUND
(THE "FUND")

INSTITUTIONAL SHARES

     This prospectus explains important information about the Institutional Shares of the Fund, including information on how the Fund invests and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.

     When you consider investing in a fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.

     By itself, no fund is a complete investment plan. When considering an investment in the Fund, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Fund. You can find information on the risks associated with investing in the Fund under the section called "Fund Description."

     To learn more about the Fund, call 1-800-343-2898 for a free copy of the Fund's statement of additional information ("SAI"). The Fund has filed the SAI with the Securities and Exchange Commission and has incorporated it by reference (legally included it) into this prospectus.

PLEASE REMEMBER THAT SHARES OF THE FUND ARE:

 . NOT DEPOSITS OR OBLIGATIONS OF ANY BANK.

 . NOT ENDORSED OR GUARANTEED BY ANY BANK.

 . NOT INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

 . SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL
AMOUNT.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

EXPENSES................................   3
FINANCIAL HIGHLIGHTS....................   4
FUND DESCRIPTION........................   5
   Investment Objective.................   5
   Securities and Investment Practices
    Used By the Fund....................   5
BUYING AND SELLING SHARES...............   7
   How to Buy Shares....................   7
   How to Redeem Shares.................   7

   Additional Transaction Policies..    8
   Exchanges........................    8
   Dividends........................    9
   Taxes............................    9
   Shareholder Services.............    9
FUND DETAILS........................   10
   Fund Organization and Service
    Providers.......................   10
   Other Information and Policies...   11
   Fund Performance.................   11

-------------------------------------------------------------------------------

                                   EXPENSES

-------------------------------------------------------------------------------

     The tables and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of the Fund. There are no shareholder transaction expenses.

     Annual operating expenses reflect the normal operating expenses of the Fund, and include costs such as management, distribution and other fees. The table below shows the Fund's estimated annual operating expenses for the fiscal period ending June 30, 1998. The example shows what you would pay if you invested $1,000 over the periods indicated. The example assumes that you reinvest all of your dividends and that the Fund's average annual return will be 5%. The example is for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Fund's actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Fund see "Fund Details."

 ANNUAL FUND OPERATING
      EXPENSES(1)
  (AS A PERCENTAGE OF
   AVERAGE DAILY NET        MANAGEMENT  12B-1   OTHER   TOTAL OPERATING
        ASSETS)                FEES     FEES   EXPENSES    EXPENSES
 ---------------------      ---------- ------- -------- ---------------
                               0.80%    None     0.10%       0.90%
   EXAMPLE OF FUND EXPENSES   1 YEAR   3 YEARS 5 YEARS     10 YEARS
    -----------------------   ------   ------- -------     --------
                                 $9      $29      $50        $111

-------

-------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

     The following table contains important financial information relating to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report thereon are incorporated by reference into the SAI. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.

(For a share outstanding throughout the period)

                                                              PERIOD FROM
                                       YEAR ENDED          DECEMBER 28, 1995
                                      FEBRUARY 28,         (COMMENCEMENT OF
                                     ------------------       OPERATIONS)
                                      1998       1997*     TO JUNE 30, 1996
                                     -------    -------    ----------------- ---
Net asset value beginning of year..  $ 11.28    $ 11.65         $ 10.00
                                     -------    -------         -------
Income (loss) from investment
 operations
 Net investment loss...............    (0.06)**   (0.04)**        (0.03)
 Net realized and unrealized gain
  (loss) on investments............     2.48      (0.16)           1.68
                                     -------    -------         -------
Total from investment operations...     2.42      (0.20)           1.65
                                     -------    -------         -------
Distributions to shareholders
 From net realized gain on
  investments......................    (0.47)     (0.17)              0
                                     -------    -------         -------
Net asset value end of year........  $ 13.23    $ 11.28         $ 11.65
                                     -------    -------         -------
Total return.......................    21.67%     (1.75)%         16.50%
Ratios/supplemental data
Ratios to average net assets:
 Total expenses....................     0.92%      1.00%+          1.00%+
 Total expenses, excluding fee
  waiver & expense reimbursement...     0.95%      2.53%+          2.81%+
 Net investment loss...............    (0.48)%    (0.57)%+        (0.45)%+
Portfolio turnover rate............      166%       123%             57%
Average commission rate paid.......  $0.0493    $0.0509         $0.0847
Net assets end of year
 (thousands).......................  $47,524    $ 2,888         $ 2,446

-------
 + Annualized.
 * For the eight month period ended February 28, 1997. The Fund changed its fiscal year end from June 30 to the last day of February effective February 28, 1997.
** Net investment income (loss) is based on average shares outstanding during the period.

-------------------------------------------------------------------------------

                               FUND DESCRIPTION

-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

     The Fund seeks to provide shareholders with long-term growth of capital. Under normal circumstances, the Fund invests at least 65% of its total assets in equity securities of companies with small market capitalizations. Generally, the Fund intends to invest at least 80% of its net assets in the stocks of companies with market capitalizations that are generally less than $1 billion and more than $100 million ("small companies") at the time of the Fund's investment. Companies whose capitalization falls outside this range after the purchase continue to be considered small companies for this purpose; however, the Fund intends to sell securities of companies whose capitalizations fall below $50 million or rise above $2 billion.

     Under normal economic conditions, the Fund's strategy is to remain essentially fully invested with cash reserves below 5% of its market value. However, if market conditions warrant, the Fund may adopt a more defensive strategy to preserve shareholders' capital by investing in money market investments. Such instruments, which must mature within one year of their purchase, consist of United States ("U.S.") government securities; instruments, including certificates of deposit, demand and time deposits and bankers' acceptances, of banks that are members of the Federal Deposit Insurance Corporation and have at least $1 billion in assets as of the date of their most recently published financial statements; and prime commercial paper. When the Fund invests for defensive purposes, it seeks to limit the risk of loss of principal and is not pursuing its investment objective.

     The Fund's investment objective is nonfundamental. As a result, the Fund may change its objective without a shareholder vote. The Fund has also adopted certain fundamental investment policies which are mainly designed to limit the Fund's exposure to risk. The Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding the Fund's fundamental investment policies or other related investment policies.

SECURITIES AND INVESTMENT PRACTICES USED BY THE FUND

You can find more information about the types of securities in which the Fund may invest, the types of investment techniques the Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Fund's SAI contains additional information about these investments and investment techniques.

Equity Securities. The Fund invests primarily in common stocks. A common stock represents an equity (ownership) interest in a corporation. The Fund expects to profit from stocks primarily by (1) selling shares at a higher price than it paid and (2) earning dividends.

     Investments in stocks are subject to market risk, which is the possibility that stock prices in general will decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Also, investing in small companies involves greater risk than investing in larger companies. Small company stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by such companies on limited product lines, markets, and financial and management resources. These and other factors may make small companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small companies may be less marketable than larger companies.

Futures Contracts and Options Transactions. The Fund may invest in futures contracts and options transactions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security at a specified future time and at a specified price.

     An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell the underlying security at any time during the option period.

     These transactions are used to maintain cash reserves while remaining fully invested, facilitate trading, reduce transaction costs or seek higher investment returns when the contract is priced more attractively than the underlying equity security or index.

     The Fund may not use futures contracts or options transactions to leverage its net assets for speculative purposes. See "Futures Transactions and Related Options Transactions" in the SAI.

U.S. Government Securities. U.S. government securities are debt securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Some U.S. government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the U.S. Others, however, are supported only by the credit of the instrumentality or by the right of the instrumentality to borrow from the U.S. government.

     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. government securities are of the highest credit quality, the credit risk is minimal. THE U.S. GOVERNMENT DOES NOT GUARANTEE THE NET ASSET VALUE OF THE FUND'S SHARES.

Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. The Fund may purchase put and call options, write covered put and call options, enter into futures contracts and use options on futures contracts. All of these investments are forms of derivative instruments. The Fund may use futures and options for hedging purposes only, not for speculation.

     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause the Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.

Borrowing. The Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. The Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

Securities Lending. To generate income and offset expenses, the Fund may lend securities to broker-dealers and other financial institutions. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.

     Gains or losses in the market value of a lent security will affect the Fund and its shareholders. When the Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.

Repurchase Agreements. The Fund may enter into repurchase agreements. A repurchase agreement is an agreement by the Fund to purchase a security and sell it back for a specified price. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price at delivery date. However, such risk is tempered by the ability of the Fund to sell the security in the open market in case of default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by the Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market value of the securities it sold declines below their repurchase price. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.

Investing in Securities of Other Investment Companies. The Fund may invest in securities of other investment companies. As a shareholder of another investment company, the Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently bears concerning its own operations and may result in some duplication of fees.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. The Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, the Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

Temporary Defensive Investments. The Fund may invest for temporary defensive purposes up to 100% of its assets in short-term obligations. Such obligations may include U.S. government securities, master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.

Other Investment Restrictions. The Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.

-------------------------------------------------------------------------------

                           BUYING AND SELLING SHARES

-------------------------------------------------------------------------------

HOW TO BUY SHARES

     Institutional investors may buy Institutional Shares of the Fund through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. Investors may purchase Institutional Shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.

Minimum Investment. The minimum initial investment in Institutional Shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Opening an Account. You may open an account by mailing a signed account application to the Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may get an account application by calling 1-800-343-2898.

     Except as provided below, you can only purchase shares by wiring federal funds to Evergreen Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-343-2898. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.

Offering Price and Other Purchase Information. When you buy the Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. To receive that day's offering price, the Fund must receive and accept your order by the close of regular trading (currently 4:00 p.m. Eastern time); otherwise, you will receive the next day's offering price. For more information, see "How the Fund Calculates its NAV."

     You may, at the Fund's discretion, pay for shares of the Fund with securities instead of cash. Additionally, if you want to buy the Fund's shares equal in amount to $5 million or more the Fund may require you to pay for those shares with securities instead of cash. The Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, the Fund will value the securities in the manner described under "How the Fund Calculates its NAV." Investors who receive the Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.

HOW TO REDEEM SHARES

     You may redeem shares of the Fund by mail, telephone or other types of telecommunication.

Mail Redemptions. You may redeem shares on each day that the New York Stock Exchange ("NYSE") is open by mailing a written request to the Service Company at the following address:

  Evergreen Service Company
  P.O. Box 2121
  Boston, Massachusetts 02106-2121

     The signatures on the written request must be properly guaranteed, as described below.

How to Redeem by Telephone. You may redeem your shares by calling 1-800-343-2898 between the hours of 9:00 a.m. and 5:00 p.m. (Eastern time) on each business day. You may also redeem shares by sending a facsimile to 617-210-2708 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect to do so on your account application.

     If you are unable to reach the Fund, or the Service Company by telephone, you should redeem by mail.

     The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.

Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV computed at the close of the NYSE on the day that the Fund receives your request, if your request is received before 4:00 p.m. Eastern time. If the Fund receives your redemption request after 4:00 p.m. Eastern time, you will receive the next day's NAV. Generally, the Fund pays redemption proceeds within seven days. The Fund may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Fund Calculates its NAV."

     The Fund may, at its discretion, pay your redemption proceeds with securities instead of cash. However, the Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund's total net assets during any ninety day period for any one shareholder. See the SAI for further details.

     Except as otherwise noted, neither the Fund, the Service Company nor the Fund's distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Fund, the Service Company nor the Fund's distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.

     Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed, as described below.

ADDITIONAL TRANSACTION POLICIES

How the Fund Calculates its NAV. The Fund's NAV equals the value of its shares without sales charges. The Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. The Fund computes its NAV as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open.

     The Fund's assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. In addition, securities for which quotations are not readily available or do not reflect current market value are valued by a method that the Board of Trustees believes accurately reflects fair value.

Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.

EXCHANGES

     You may exchange Institutional Shares of the Fund for Institutional Shares of any other Evergreen Select Fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the funds to and from which you wish to exchange.

     Signatures on exchange orders must be guaranteed, as described above.

     The Fund reserves the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a year or three exchanges in a calendar quarter.

     Please read the prospectus of the fund that you want to exchange into before requesting your exchange.

     For federal income tax purposes, an exchange is treated as a sale for taxable investors.

DIVIDENDS

     As a shareholder, you are entitled to your share of earnings on the Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that the Fund earns from its stocks plus any interest it receives from its bonds. The Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.

Dividend Schedule. The Fund pays shareholders its net investment income at least annually. The Fund pays shareholders its net capital gains at least once a year.

Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the Fund.

     You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.

TAXES

     The Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as the Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.

     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:

    . Income distributions and net short-term capital gains are taxable as ordinary income.

    . Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.

     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes. You should always consult your tax adviser for specific guidance as to the tax consequences of your investment in the Fund.

SHAREHOLDER SERVICES

     Details on all shareholder services may be obtained from the Service Company by calling toll free 1-800-633-2700 or by writing to the Service Company.

Subaccounts. Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail himself or herself of the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.

-------------------------------------------------------------------------------

                                 FUND DETAILS

-------------------------------------------------------------------------------

FUND ORGANIZATION AND SERVICE PROVIDERS

Fund Structure. The Fund is an investment pool, which invests shareholders' money towards a specified goal. The Fund is a diversified series of an open-end, investment management company, called "Evergreen Select Equity Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 18, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders have equal voting, liquidation and other rights. Each share is entitled to one vote for each dollar of net asset value applicable to such share. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of the Fund are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.

     The Fund does not hold annual shareholder meetings; the Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Fund is prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees.

Adviser. The adviser to the Fund is Keystone Investment Management Company ("Keystone") located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, an indirect wholly-owned subsidiary of First Union National Bank ("FUNB"). FUNB is a subsidiary of First Union Corporation ("First Union"). First Union is located at 301 South College Street, and FUNB at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.

     The Fund pays Keystone a fee for its services as set forth below. Annual advisory fees are expressed as a percentage of average net assets.

                                            AGGREGATE
                                      NET ASSET VALUE
                                        OF THE SHARES
            MANAGEMENT FEE                OF THE FUND
            --------------         ------------------
            0.80% of the first     $100,000,000, plus
            0.75% of the next      $150,000,000, plus
            0.65% of amounts over  $250,000,000

Portfolio Manager. Thomas Holman has been the Portfolio Manager of the Fund since joining Keystone in January, 1997. Prior to joining Keystone, Mr. Holman was an investment officer and securities analyst at Invista Capital Management, Inc. ("Invista"), Des Moines, Iowa, from 1993 to 1997. Mr. Holman manages the Fund in conjunction with the Keystone Small Cap Growth Team. The Small Cap Growth Team is headed by J. Gary Craven, a Keystone Senior Vice President. Prior to joining Keystone in 1996, Mr. Craven was Vice President and Portfolio Manager of Invista. He joined Invista in 1987 as a Securities Analyst.


Distributor. Evergreen Distributor, Inc. ("EDI") is the Fund's distributor. EDI is located at 125 West 55th Street, New York, New York 10019 and is a subsidiary of The BISYS Group, Inc. EDI markets the Fund and distributes its shares through broker-dealers, financial planners and other financial representatives. EDI is not affiliated with First Union.

Transfer Agent. Evergreen Service Company (the "Service Company") is the Fund's transfer agent. The Service Company is a subsidiary of First Union and is located at 200 Berkeley Street, Boston, MA 02116-5034. The Service Company handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.

OTHER INFORMATION AND POLICIES

Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as the Fund. However, a Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.

Securities Transactions. Under policies established by the Trust's Board of Trustees, the Fund's investment adviser selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, the Fund's investment adviser may select broker-dealers who are affiliated with the adviser. Moreover, the Fund may pay higher commissions to broker-dealers that provide research services, which the adviser may use in advising the Fund or its other clients.

Portfolio Turnover. The Fund's annual portfolio turnover rate for the fiscal period ended February 28, 1998 was 166%.

     A high rate of portfolio turnover (100% or more) may involve correspondingly greater brokerage commissions and other transaction costs, which the Fund and its shareholders must bear. It may also result in the realization of larger amounts of net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Code of Ethics. The Fund and its investment adviser have adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Fund and its investment adviser (1) abstain from engaging in certain personal trading practices and
(2) report certain personal trading activities.

Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Fund's investment adviser and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's investment adviser is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

FUND PERFORMANCE

Total Return. Total return is the change in value of an investment in the Fund over a given period, assuming that dividends and capital gains are reinvested and that recurring charges are deducted. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

Yield. Yield is the income generated by an investment in the Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

General. The Fund may include comparative performance information in advertising or in marketing the Fund's shares. Such information could include data from Lipper Analytical Services, Inc., Morningstar, Inc., CDA Weisenberger and Value Line, or other industry publications or various indexes such as the S&P 500 Index.

INVESTMENT ADVISER
Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034.

CUSTODIAN
State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827

TRANSFER AGENT
Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034

LEGAL COUNSEL
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110

DISTRIBUTOR
Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019
                                                                       541909Rv1

                         EVERGREEN SELECT EQUITY TRUST

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                          EVERGREEN SELECT EQUITY TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700

                       STATEMENT OF ADDITIONAL INFORMATION


                                  July 1, 1998


                     EVERGREEN SELECT SMALL CAP GROWTH FUND
                                  (THE "FUND")


                 THE FUND IS A SERIES OF AN OPEN-END MANAGEMENT
                  INVESTMENT COMPANY KNOWN AS EVERGREEN SELECT
                           EQUITY TRUST (THE "TRUST").



         This Statement of Additional Information ("SAI") provides additional information about all classes of shares of the Fund. It is not a prospectus and you should read it in conjunction with the prospectus of the Fund, dated July 1, 1998, as supplemented from time to time. You may obtain a copy of the prospectus from Evergreen Distributor, Inc.


24304

                                TABLE OF CONTENTS



INVESTMENT POLICIES..........................................................3
         Fundamental Investment Policies.....................................3
         Additional Information on Securities and Investment Practices.......5
MANAGEMENT OF THE TRUST.....................................................15
PRINCIPAL HOLDERS OF FUND SHARES............................................18
INVESTMENT ADVISORY AND OTHER SERVICES......................................18
         Investment Adviser.................................................18
         Distributor........................................................20
         Additional Service Providers.......................................20
BROKERAGE ALLOCATION AND OTHER PRACTICES....................................21
         Selection of Brokers...............................................21
         Brokerage Commissions..............................................21
         General Brokerage Policies.........................................21
TRUST ORGANIZATION..........................................................21
         Form of Organization...............................................21
         Description of Shares..............................................22
         Voting Rights......................................................22
         Limitation of Trustees' Liability..................................22
PURCHASE, REDEMPTION AND PRICING OF FUND SHARES.............................22
         Exchanges..........................................................22
         How and When the Fund Calculates its Net Asset
          Value Per Share ("NAV")...........................................22
         How the Fund Values the Securities it Owns.........................23
         Shareholder Services...............................................23
PRINCIPAL UNDERWRITER.......................................................24
ADDITIONAL TAX INFORMATION..................................................25
         Requirements for Qualification as a Regulated Investment Company...25
         Taxes on the Sale or Exchange of Fund Shares.......................25
         Taxes on Distributions.............................................26
         Other Tax Considerations...........................................26
CALCULATION OF PERFORMANCE DATA.............................................26
ADDITIONAL INFORMATION......................................................27
FINANCIAL STATEMENTS........................................................27



24304

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

         The Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the"1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  DIVERSIFICATION

         The Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         FURTHER EXPLANATION OF DIVERSIFICATION POLICY:

         To remain classified as a diversified investment company under the 1940 Act, the Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

         2.  CONCENTRATION

         The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S.
government or its agencies or instrumentalities).

         FURTHER EXPLANATION OF CONCENTRATION POLICY:

         The Fund may not invest more than 25% of its total assets, taken at market value , in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.  ISSUING SENIOR SECURITIES

         Except as permitted under the 1940 Act, the Fund may not issue senior securities.

         4.  BORROWING

         The Fund may not borrow money, except to the extent permitted by applicable law.

         FURTHER EXPLANATION OF BORROWING POLICY: The Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. The Fund may also borrow up to an additional 5% of its total assets from banks or others. The Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund

24304
                                                         3
may not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights (as defined in the 1940
Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3 % of its total assets (including the amount borrowed). The Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. The Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law

         5.  UNDERWRITING

         The Fund may not underwrite securities of other issuers, except insofar as the Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  REAL ESTATE

         The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  COMMODITIES

         The Fund may not purchase or sell commodities or contracts on commodities, except to the extent that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  LENDING

         The Fund may not make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         FURTHER EXPLANATION OF LENDING POLICY:

         To generate income and offset expenses, the Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.







24304
                                                         4

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES

         The investment objective of the Fund and a description of the securities in which the Fund may invest is set forth in the Fund's prospectus. The following expands upon the discussion in the prospectus regarding certain investments of the Fund.

Equity Securities

         Equity securities consist primarily of common stocks and securities convertible into common stocks. Investing in common stocks, particularly those having growth characteristics, frequently involves greater risks (and possibly greater rewards) than investing in other types of securities. Common stock prices tend to be more volatile and companies having growth characteristics may sometimes be unproven.

         Investing in companies with medium market capitalizations involves greater risk than investing in larger companies. The stock prices of mid-cap companies can rise quickly and drop substantially in a short period of time. This volatility results from a number of factors, including reliance by these companies on relatively limited product lines, markets, and financial resources. These and other factors may make mid-cap companies more susceptible to setbacks or downturns.

         Investing in companies with small market capitalizations involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets, and financial and management resources. These and other factors may make small cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small cap companies may be thinly traded.

Derivatives

         Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives may be standardized, exchange-traded contracts or customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

         There are four principal types of derivative instruments -- options, futures, forwards, and swaps -- from which virtually any type of derivative transaction can be created. Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities." An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations. The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities.

         The Fund can use derivatives to earn income, to enhance returns, to hedge or adjust the

24304
                                                         5
risk profile of the portfolio, in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. The Fund's use of derivatives for non-hedging purposes entails greater risks than if the Fund were to use derivatives solely for hedging purposes.

         Derivatives are a valuable tool which, when used properly, can provide significant benefit to the Fund's shareholders. The Fund's investment adviser is not an aggressive user of derivatives with respect to the Fund. However, the Fund may take positions in those derivatives that are within its investment policies if, in the Adviser's (as hereinafter defined) judgment, this represents an effective response to current or anticipated market conditions. The Adviser's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objective and policies. While the judicious use of derivatives by experienced investment managers, such as the Adviser, can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Fund.

         Market Risk -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to the Fund's interest.

         Management Risk -- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Because derivatives are complex, the Fund and its Adviser must (1) maintain controls to monitor the transactions entered into,
(2) assess the risk that a derivative adds to the Fund's portfolio and (3) forecast price, interest rate or currency exchange rate movements correctly.

         Credit Risk -- This is the risk that the Fund may lose money because the other party to a derivative (usually called a "counter party") failed to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counter party to each exchange-traded derivative, guarantees performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund considers the creditworthiness of each counter party to a privately negotiated derivative in evaluating potential credit risk.

         Liquidity Risk -- Liquidity risk is the possibility that the Fund will have difficulty buying or selling a particular instrument. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), the Fund may not be able to initiate a transaction or liquidate a position at an advantageous price.

         Leverage Risk -- Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

         Other Risks -- Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often

24304
                                                         6
valued subjectively. Improper valuations can result in increased cash payment requirements to counter parties or a loss of value to the Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

Options Transactions

         Writing Covered Options. The Fund may write (i.e., sell) covered call and put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. Writing a put option obligates the Fund during the term of the option to purchase the securities underlying the option at the exercise price if the option buyer exercises the option. The Fund also may write straddles (combinations of covered puts and calls on the same underlying security).

         The Fund may only write "covered" options. This means that while the Fund is obligated as the writer of a call option it will own the underlying securities subject to the option or, with call options on U.S. Treasury bills, it might own similar U.S. Treasury bills. If the Fund has written options against all of its securities that are available for writing options, the Fund may be unable to write additional options unless it sells some of its portfolio holdings to obtain new securities against which it can write options. If this were to occur, higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs may result. The Fund does not expect, however, that this will occur. The Fund will be considered "covered" with respect to a put option it writes if, while it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

         The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option, which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and, by writing a put option, the Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

         Purchasing Options. The Fund may purchase put or call options, including put or call options for offsetting previously written put or call options of the same series. Once the Fund has written a covered option, it will continue to hold the segregated securities or assets until it effects a closing purchase transaction. If the Fund is unable to close the option position, it must hold the segregated securities or assets until the option expires or is exercised. An option position may be closed out only in a secondary market for an option of the same series. Although the Fund generally writes only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and, for some options, no secondary market may exist. In such event, effecting a closing transaction for a particular option might not be possible.

         Options on some securities are relatively new, and predicting how much trading interest there will be for such options is impossible. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair the Fund's ability to use such options to achieve its investment objective.

         Options Trading Markets. The Fund trades in options that are generally listed on national

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                                                         7
securities exchanges, currently including the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Options on some securities are traded in the over-the-counter market, and may not be listed on any exchange. Options traded in the over-the-counter market involve a greater risk that the securities dealers participating in the transactions could fail to meet their obligations to the Fund. Certain state authorities may limit the use of options traded in the over-the-counter market.

         The Fund will include the premiums it has paid for the purchase of unlisted options and the value of securities used to cover options it has written for purposes of calculating whether the Fund has complied with its policies on illiquid securities.

Futures Transactions and Related Options Transactions

         The Fund may enter into financial futures contracts as a hedge against changes in prevailing levels of interest rates to seek relative stability of principal and to establish more definitely the effective return on securities held or intended to be acquired by the Fund or as a hedge against changes in the prices of securities held by the Fund or to be acquired by the Fund. The Fund's hedging may include sales of futures as an offset against the effect of expected increases in interest rates or securities prices and purchases of futures as an offset against the effect of expected declines in interest rates.

         For example, when the Fund anticipates a significant market or market sector advance, it will purchase a stock index futures contract as a hedge against not participating in such advance at a time when the Fund is not fully invested. The purchase of a futures contract serves as a temporary substitute for the purchase of individual securities which may then be purchased in an orderly fashion. As such purchases are made, an equivalent amount of index based futures contracts would be terminated by offsetting sales. In contrast, the Fund would sell stock index futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's portfolio. To the extent that the Fund's portfolio changes in value in correlation with a given index, the sale of futures contracts on that index would substantially reduce the risk to the portfolio of a market decline or change in interest rates, and, by doing so, provide an alternative to the liquidation of the Fund's securities positions and the resulting transaction costs.

         The Fund intends to engage in options transactions which are related to financial futures contracts for hedging purposes and in connection with the hedging strategies described above.

         Although techniques other than sales and purchases of futures contracts and related options transactions could be used to reduce the Fund's exposure to interest rate and/or market fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts and related options transactions. While the Fund does not intend to take delivery of the instruments underlying futures contracts it holds, the Fund does not intend to engage in such futures contracts for speculation.

Futures Contracts

         Futures contracts are transactions in the commodities markets rather than in the securities markets. A futures contract creates an obligation by the seller to deliver to the buyer the commodity specified in the contract at a specified future time for a specified price. The futures contract creates an obligation by the buyer to accept delivery from the seller of the specified commodity at the specified future time for the specified price. In contrast, a spot transaction

24304
                                                         8
creates an immediate obligation for the seller to deliver and the buyer to accept delivery of and pay for an identified commodity. In general, futures contracts involve transactions in fungible goods such as wheat, coffee and soybeans. However, in the last decade an increasing number of futures contracts have been developed which specify financial instruments or financially based indexes as the underlying commodity.

         U.S. futures contracts are traded only on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are The Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the International Monetary Market (a division of the Chicago Mercantile Exchange), the New York Futures Exchange and the Kansas City Board of Trade. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin. A futures commission merchant ("Broker") effects each transaction in connection with futures contracts for a commission. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC") and National Futures Association ("NFA").

         Interest Rate Futures Contracts. The sale of an interest rate futures contract creates an obligation by the Fund, as seller, to deliver the type of financial instrument specified in the contract at a specified future time for a specified price. The purchase of an interest rate futures contract creates an obligation by the Fund, as purchaser, to accept delivery of the type of financial instrument specified at a specified future time for a specified price. The specific securities delivered or accepted, respectively, at settlement date, are not determined until at or near that date. The determination is in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Currently, interest rate futures contracts can be purchased or sold on 90-day U.S. Treasury bills, U.S. Treasury bonds, U.S. Treasury notes with maturities between 6 1/2 and 10 years, Government National Mortgage Association
(GNMA) certificates, 90-day domestic bank certificates of deposit, 90-day commercial paper, and 90-day Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized. The standard contract size is $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes and GNMA certificates, and $1,000,000 for the other designated contracts. While U.S. Treasury bonds, U.S. Treasury bills, U.S. Treasury notes and GNMA certificates are backed by the full faith and credit of the U.S. government, the futures contracts in U.S. government securities are not obligations of the U.S. Treasury.

         Index Based Futures Contracts, Other Than Stock Index Based. It is expected that bond index and other financially based index futures contracts will be developed in the future. It is anticipated that such index based futures contracts will be structured in the same way as stock index futures contracts but will be measured by changes in interest rates, related indexes or other measures, such as the consumer price index. In the event that such futures contracts are developed, the Fund may sell interest rate index and other index based futures contracts to hedge against changes which are expected to affect the Fund's portfolio.

         The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, to initiate trading an amount of cash, cash equivalents, money market instruments, or U.S. Treasury bills equal to approximately 1 1/2% (up to 5%) of the contract amount must be deposited by the Fund with the Broker. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions. Futures contract margin does not involve the borrowing of funds by the

24304
                                                         9
customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

         Subsequent payments, called variation margin, to the Broker and from the Broker, are made on a daily basis as the value of the underlying instrument or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as mark-to-market. For example, when the Fund has purchased a futures contract and the price of the underlying financial instrument or index has risen, that position will have increased in value, and the Fund will receive from the Broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the underlying financial instrument or index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the Broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the Broker, and the Fund realizes a loss or gain.

         The Trust intends to enter into arrangements with its custodian and with Brokers to enable the initial margin of the Fund and any variation margin to be held in a segregated account by its custodian on behalf of the Broker.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of financial instruments, and index based futures contracts call for the delivery of cash equal to the difference between the closing value of the index on the expiration date of the contract and the price at which the futures contract is originally made, in most cases such futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by an offsetting transaction in which the Fund enters into a futures contract purchase for the same aggregate amount of the specific type of financial instrument or index and same delivery date. f the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by an offsetting transaction in which the Fund enters into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain. If the purchase price exceeds the offsetting sale price the Fund realizes a loss. The amount of the Fund's gain or loss on any transaction is reduced or increased, respectively, by the amount of any transaction costs incurred by the Fund.

         As an example of an offsetting transaction, the contractual obligations arising from the sale of one contract of September U.S. Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e. on a specified date in September, the "delivery month") by the purchase of one contract of September U.S. Treasury bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

         There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms.


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                                                        10

         Options on Financial Futures. The Fund may purchase call and put options on financial futures contracts and sell such options to terminate an existing position. Options on futures are similar to options on stocks except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell stock at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. This amount represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and value of the futures contract.

         The Fund intends to use options on financial futures contracts in connection with hedging strategies. In the future the Fund may use such options for other purposes.

         Purchase  of  Put  Options  on  Futures  Contracts.   The  purchase  of
protective put options on financial futures contracts is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by the Fund. Put options may be purchased to hedge a portfolio of stocks or debt instruments or a position in the futures contract upon which the put option is based.

         Purchase of Call Options on Futures Contracts. The purchase of call options on financial futures contracts represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying financial instrument or index itself, purchase of a call option may be less risky than the ownership of the interest rate or index based futures contract or the underlying securities. Call options on commodity futures contracts may be purchased to hedge against an interest rate increase or a market advance when the Fund is not fully invested.

         Use of New Investment Techniques Involving Financial Futures Contracts or Related Options. The Fund may employ new investment techniques involving financial futures contracts and related options. The Fund intends to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Trust believes that no additional techniques have been identified for employment by the Fund in the foreseeable future other than those described above.

         Limitations on Purchase and Sale of Futures Contracts and Related Options on Such Futures Contracts. The Fund will not enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin deposits on such futures contracts, including any premiums paid for options on futures.

         The Fund intends that its futures contracts and related options transactions will be entered into for traditional hedging purposes. That is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund does not intend to enter into futures contracts for speculation.


24304
                                                        11

         In instances involving the purchase of futures contracts by the Fund, an amount of cash and cash equivalents equal to the market value of the futures contracts will be deposited in a segregated account and/or in a margin account with a Broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

         Risks of Futures Contracts. Financial futures contracts prices are volatile and are influenced, among other things, by changes in stock prices, market conditions, prevailing interest rates and anticipation of future stock prices, market movements or interest rate changes, all of which in turn are affected by economic conditions, such as government fiscal and monetary policies and actions, and national and international political and economic events.

         At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon various circumstances, such as variations in speculative market demand for futures contracts and for securities, including technical influences in futures contracts trading; and differences between the securities being hedged and the financial instruments and indexes underlying the standard futures contracts available for trading, in such respects as interest rate levels, maturities and creditworthiness of issuers, or identities of securities comprising the index and those in the Fund's portfolio. In addition, futures contract transactions involve the remote risk that a party may be unable to fulfill its obligations and that the amount of the obligation will be beyond the ability of the clearing broker to satisfy. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs. If the account was then closed out at a total decrease of 15% of the futures contract, it would result in a loss equal to 150% of the original margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of entering into the futures contract, it had invested in the underlying financial instrument. Furthermore, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund will establish a segregated account in connection with its futures contracts which will hold cash or cash equivalents equal in value to the current value of the underlying instruments or indices less the margins on deposit.

         Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         Risks of Options on Futures Contracts. In addition to the risks described above for financial futures contracts, there are several special risks relating to options on futures contracts. The ability

24304
                                                        12
to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. The Fund will not purchase options on any futures contract unless and until it believes that the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with the futures contracts. Compared to the use of futures contracts, the purchase of options on such futures involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the Fund, even though the use of a futures contract would not, such as when there is no movement in the level of the futures contract.

Investment Company Securities

         Securities of other investment companies may be acquired by the Fund to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, polices and limitations as the Fund.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the Fund's Adviser to be creditworthy. A repurchase agreement is an agreement by which a person (e.g., the Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities.

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                                                        13

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements

         The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining a Fund's compliance with the limit on illiquid securities indicated above. In determine the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. These transactions involve the purchase of debt obligations with delivery and payment normally taking place within a month or more after the date of commitment to purchase. The Fund will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment.

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                                                        14

         Segregated accounts will be established and the Fund will maintain liquid assets in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

         Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

         The Fund uses when-issued, delayed-delivery and forward commitment transactions to secure what it considers to be an advantageous price and yield at the time of purchase. When the Fund engages in when-issued, delayed-delivery and forward commitment transactions, it relies on the buyer or seller, as the case may be, to consummate the sale. If the buyer or seller fails to complete the sale, then the Fund may miss the opportunity to obtain the security at a favorable price or yield.

         Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has in a segregated account. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments.


                             MANAGEMENT OF THE TRUST

         Set forth below are the Trustees and officers of the Trust and their principal occupations and some of their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts, 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.

NAME                             POSITION WITH TRUST       PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------  ------------------------- -----------------------------------------------------------------
Laurence B. Ashkin               Trustee                   Real estate developer and construction consultant;
(DOB: 2/2/28)                                              and President of Centrum Equities and Centrum
                                                           Properties, Inc.

Charles A. Austin III            Trustee                   Investment Counselor to Appleton Partners, Inc.;
(DOB: 10/23/34)                                            former Director, Executive Vice President and
                                                           Treasurer, State Street Research & Management
                                                           Company (investment advice); Director, The Andover
                                                           Companies (Insurance); and Trustee, Arthritis
                                                           Foundation of New England


24304
                                                        15




NAME                             POSITION WITH TRUST       PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------  ------------------------- -----------------------------------------------------------------
K. Dun Gifford                    Trustee                  Trustee,  Treasurer  and  Chairman of the Finance  Committee,
(DOB: 10/12/38)                                            Cambridge College;  Chairman Emeritus and Director,  American
                                                           Institute of Food and Wine;  Chairman and President,  Oldways
                                                           Preservation and Exchange Trust (education);  former Chairman of the Board,  Director,  and Executive Vice  President,  The
                                                           London Harness Company;  former Managing  Partner,  Roscommon
                                                           Capital Corp.; former Chief Executive Officer,  Gifford Gifts of Fine  Foods;  and former  Chair man,  Gifford,  Drescher &
                                                           Associates (environmental consulting)

James S. Howell                  Chairman of the           Former Chairman of the Distribution Foundation for
(DOB: 8/13/24)                   Board of Trustees         the Carolinas; and former Vice President of Lance Inc.
                                                           (food manufacturing).

Leroy Keith, Jr.                 Trustee                   Chairman  of the Board and Chief  Executive  Officer,  Carson
(DOB: 2/14/39)                                             Products  Company;  Director of Phoenix Total Return Fund and
                                                           Equifax,  Inc.;  Trustee  of  Phoenix  Series  Fund,  Phoenix
                                                           Multi-Portfolio  Fund,  and The Phoenix Big Edge Series Fund;
                                                           and former President, Morehouse College.

Gerald M. McDonnell              Trustee                   Sales Representative with Nucor-Yamoto, Inc. (steel
(DOB: 7/14/39)                                             producer).

Thomas L. McVerry                Trustee                   Former Vice President and Director of Rexham
(DOB: 8/2/39)                                              Corporation; and former Director of Carolina
                                                           Cooperative Federal Credit Union.

William Walt Pettit              Trustee                   Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson              Trustee                   Vice Chair and former Executive Vice President, DHR
(DOB: 9/14/41)                                             International, Inc. (executive recruitment); former
                                                           Senior Vice President, Boyden International Inc.
                                                           (executive recruitment); and Director, Commerce and
                                                           Industry Association of New Jersey, 411
                                                           International, Inc., and J&M Cumming Paper Co.

Russell A. Salton, III MD        Trustee                   Medical Director, U.S. Health Care/Aetna Health
(DOB: 6/2/47)                                              Services; former Managed Health Care Consultant;
                                                           and former President, Primary Physician Care.

Michael S. Scofield              Trustee                   Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)


24304
                                                        16




NAME                             POSITION WITH TRUST       PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------  ------------------------- -----------------------------------------------------------------
Richard J. Shima                 Trustee                   Former  Chairman,  Environmental  Warranty,  Inc.  (insurance
 (DOB: 8/11/39)                                            agency);   Executive  Consultant,   Drake  Beam  Morin,  Inc.
                                                           (executive outplacement); Director of Connecticut Natural Gas
                                                           Corporation,  Hartford Hospital, Old State House Association,
                                                           Middlesex Mutual  Assurance  Company,  and Enhance  Financial
                                                           Services,  Inc.;  Chairman,   Board  of  Trustees,   Hartford
                                                           Graduate  Center;  Trustee,  Greater  Hartford  YMCA;  former
                                                           Director,  Vice Chairman and Chief  Investment  Officer,  The
                                                           Travelers  Corporation;   former  Trustee,   Kingswood-Oxford
                                                           School; and former Managing Director and Consultant,  Russell
                                                           Miller, Inc.

William J. Tomko*                President and             Senior Vice President and Operations Executive,
(DOB: 8/30/58)                   Treasurer                 BISYS Fund Services.

Nimish S. Bhatt*                 Vice President and        Vice President, Tax, BISYS Fund Services; former
(DOB: 6/6/63)                    Assistant Treasurer       Assistant Vice President, Evergreen Asset
                                                           Management Corp./First Union National Bank; former
                                                           Senior Tax  Consulting/Acting  Manager, Investment
                                                           Companies Group,  Price Waterhouse LLP, New York.

Bryan Haft*                      Vice President            Team Leader, Fund Administration, BISYS Fund
(DOB: 1/23/65)                                             Services.

D'Ray Moore*                     Secretary                 Vice President, Client Services, BISYS Fund Services.
(DOB: 3/30/59)

*Address: BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-8001

         Listed below is the estimated Trustee compensation for the fiscal year ended February 28, 1998.


                                                      COMPENSATION TABLE

                                                   PENSION OR
                                                   RETIREMENT
                             AGGREGATE             BENEFITS                                        TOTAL COMPENSATION
                             COMPENSATION          ACCRUED AS PART        ESTIMATED ANNUAL         FROM REGISTRANT AND
                             FROM                  OF FUND                BENEFITS UPON            FUND COMPLEX PAID TO
NAME OF PERSON               REGISTRANT            EXPENSES               RETIREMENT               DIRECTORS
Laurence B. Ashkin           $812.14               $0                     $0                       $70,838.040
Charles A. Austin            $817.36               $0                     $0                       $44,134.96
K. Dun Gifford               $779.81               $0                     $0                       $56,386.06
James S. Howell              $1,136.37             $0                     $0                       $110,819.46


24288
                                                        17




                                                      COMPENSATION TABLE
Leroy Keith Jr.              $738.08               $0                     $0                       $40,427.31
Gerald M. McDonnell          $816.06               $0                     $0                       $96,987.58
Thomas L. McVerry            $958.48               $0                     $0                       $98,502.35
William Walt Pettit          $780.46               $0                     $0                       $94,266.18
David M. Richardson          $784.38               $0                     $0                       $43,719.44
Russell A. Salton, III       $840.44               $0                     $0                       $97,526.26
Michael S. Scofield          $871.35               $0                     $0                       $100,289.50
Richard J. Shima             $781.77               $0                     $0                       $64,560.08



                        PRINCIPAL HOLDERS OF FUND SHARES

         As of the date of this SAI, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of the Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of the Fund's outstanding shares as of May 31, 1998


EVERGREEN SELECT SMALL CAP GROWTH FUND
INSTITUTIONAL CLASS
First Union National Bank                     72.112%
RE-Invest Account
ATTN: Trust Operations Fund Group
401 South Tryon Street, 3rd FL
Charlotte, NC 28202-1911

Worcester County Retirement                   18.964%
System
ATTN: Michael J. Donoghue
Chairman & Treasurer
2 Main St., Room 3 Courthouse
Worcester, MA 01608-1116


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

         Keystone Investment Management Company ("Keystone") is the investment adviser (the "Adviser") to the Fund. Keystone, located at 200 Berkeley Street, Boston, Massachusetts 02116- 5034, is an indirect wholly-owned subsidiary of First Union National Bank ("FUNB"). FUNB is a subsidiary of First Union Corporation ("First Union"), a bank holding company. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. First Union is located at 301 South College Street, and FUNB at 201 South College Street, Charlotte North Carolina 28288-0630.

         Pursuant to the advisory agreement (the "Advisory Agreement") between the Trust and the Adviser, and subject to the supervision of the Trust's Board of Trustees, the Adviser furnishes to the Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The Adviser pays for all of the expenses incurred in connection with the provision of its services.

         The Fund pays all charges and expenses, other than those specifically referred to as being borne by the Adviser, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and independent auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) costs and expenses under the Distribution Plan; (8) taxes and trust fees payable to governmental agencies;
(9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the Securities and Exchange Commission ("SEC") or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees of the Trust on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund.

         The Fund has agreed to pay the Adviser a fee for its services, expressed as a percentage of average net assets, as set forth below.

                                                     Aggregate Net Asset Value
                  Management Fee                     Of the Shares of the Fund
                  --------------------               -------------------------
                  0.80% of the first                 $100,000,000, plus
                  0.75% of the next                  $150,000,000, plus
                  0.65% of amounts over              $250,000,000

         For each of the Fund's fiscal periods, the table below lists the total dollar amounts paid by the Fund to Keystone for investment advisory services rendered.


Period                                   Fee Paid to Keystone for   % of Fund
                                         Services Rendered under    Average Net
                                         the Advisory Agreement     Assets
---------------------------------------- -------------------------- ------------
Fiscal Period of March 1, 1997
to February 28, 1998                     $223,252                   0.80%

Fiscal Period of July 1, 1996
to February 28, 1997                     $13,266                    0.80%

Fiscal Period of
December 25, 1995 (Commencement of
Operations) to June 30, 1996             $9,209                     0.80%


20135
                                                        18

         Under the Advisory Agreement, any liability of the Adviser in connection with rendering services thereunder is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares (as defined in the 1940 Act). In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees (Trustees who are not interested persons of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the Fund's Distribution Plan or any agreement related thereto) cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

DISTRIBUTOR

         Evergreen Distributor, Inc. (the "Distributor") markets the Fund through broker-dealers and other financial representatives. Its address is 125
W. 55th Street, New York, N.Y. 10019.

ADDITIONAL SERVICE PROVIDERS

Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union, is the Fund's transfer agent. The transfer agent issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is 200 Berkeley Street, Boston, Massachusetts 02116-5034

Independent Auditors

         KPMG Peat Marwick LLP audits the Fund's financial statements. Their address is 99 High Street, Boston, Massachusetts 02110.

Custodian

         State Street Bank and Trust Company is the Fund's custodian. The bank keeps custody of the Fund's securities and cash and performs other related duties. The custodian's address is P.O.
Box 9021, Boston, Massachusetts 02205-9827.

Legal Counsel

         Sullivan & Worcester LLP provides legal advice to the Fund. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036






20135
                                                        19

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

SELECTION OF BROKERS

         In effecting transactions in portfolio securities for the Fund, the Adviser seeks the best execution of orders at the most favorable prices. The Adviser determines whether a broker has provided the Fund with best execution and price in the execution of a securities transaction by evaluating, among other things, the broker's ability to execute large or potentially difficult transactions, and the financial strength and stability of the broker.

BROKERAGE COMMISSIONS

         Generally, the Fund expects to purchase and sell its equity portfolio securities through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's markdown.

         The Fund expects to buy and sell its fixed-income securities through principal transactions, that is, directly from the issuer or from an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. Usually, when the Fund buys a security from an underwriter, the purchase price will include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

GENERAL BROKERAGE POLICIES

         The Adviser makes investment decisions for the Fund independently from those of its other clients. It may frequently develop, however, that the Adviser will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, the Adviser will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of the Fund's securities, the Fund believes that in other cases its ability to participate in volume transactions will produce better executions. In order to take advantage of the availability of lower purchase prices, the Fund may occasionally participate in group bidding for the direct purchase from an issuer of certain securities.

         The Board of Trustees periodically reviews the Fund's brokerage policy. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.


                               TRUST ORGANIZATION

FORM OF ORGANIZATION

         The Trust was formed as a Delaware business trust on September 18, 1997 (the "Declaration of Trust"). A copy of the Declaration of Trust is on file at the SEC as an exhibit to the

20135
                                                        20

Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

VOTING RIGHTS

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of a Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees.

LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.


                 PURCHASE, REDEMPTION AND PRICING OF FUND SHARES

EXCHANGES

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen "Select" fund, as described under "Exchanges" in the Fund's prospectus. Before you make an exchange, you should read the prospectus of the "Select" fund into which you wish to exchange. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.





20135
                                                        21

HOW AND WHEN THE FUND CALCULATES ITS NET ASSET VALUE PER SHARE
("NAV")

         The Fund computes its NAV once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on days on which there have been no purchases or sales of its shares. Also, the Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Each class of shares of the Fund calculates its NAV per share by adding up its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding.

HOW THE FUND VALUES THE SECURITIES IT OWNS

         Current values for the Fund's portfolio securities are determined in the following manner:

         (1) securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or NMS prior to the time of the valuation, provided that a sale has occurred;

         (2) securities traded in the over-the-counter market, other than on NMS, are valued at the mean of the bid and asked prices at the time of valuation;

         (3) short-term investments maturing in more than sixty days for which market quotations are readily available, are valued at such quotations;

         (4) short-term investments maturing in sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

         (5) short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and

         (6) securities, including restricted securities, for which complete quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value or if no sale occurred; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

SHAREHOLDER SERVICES

         As described in the Fund's prospectus, a shareholder may elect to receive his or her dividends and capital gains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Fund will hold the returned distribution or redemption proceeds in a non interest-bearing account in the shareholder's name until the shareholder updates his or her address. Therefore, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

20135
                                                        22

                              PRINCIPAL UNDERWRITER

         The Distributor, a subsidiary of The BISYS Group, Inc., is the principal underwriter for the Trust and each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of the Fund.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Trust is not liable to anyone for failure to accept any order.

         The Trust has agreed under the Underwriting Agreement to pay all expenses in connection with the registration of its shares with the SEC and auditing.

         The Distributor has agreed that it will, in all respects, duly comply with all state and federal laws applicable to the sale of the Fund's shares. The Distributor and the Fund have both agreed to indemnify and hold each other harmless and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Independent Trustees, and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.






20135
                                                        23

                           ADDITIONAL TAX INFORMATION

REQUIREMENTS FOR QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         The Fund has qualified and intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; (ii) derive less than 30% of its gross income from the sale or other disposition of securities, options, futures or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the RIC's principal business of investing in securities (or options and futures with respect thereto) held for less than three months (this requirement is repealed for Fund fiscal years beginning after August 5, 1997); and (iii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

         Upon a sale or exchange of Fund shares, a shareholder may realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Also, a shareholder must treat as long-term capital gains or losses any capital gains or losses on Fund shares held for more than one year. Capital gain on assets held for more than eighteen months is generally subject to a maximum federal income tax rate of 20% for an individual. The maximum capital gains tax rate for capital assets held by an individual for more than twelve months but not more than eighteen months is generally 28%. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a sixty-one-day period beginning thirty days before and ending thirty days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt-interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal

20135
                                                        24
income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions.

TAXES ON DISTRIBUTIONS

         Distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net investment income plus net realized short-term capital gains, if any). Since none of the Fund's income will consist of corporate dividends, no distributions will qualify for the 70% corporate dividends received deduction.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital losses to shareholders. For federal tax purposes, shareholders must include such distributions when calculating their long-term capital gains. The Fund will inform its shareholders of the portion if any of a long-term capital gain distribution which is subject to tax at the maximum 28% rate and the portion if any of long-term capital gain distribution which is subject to tax at the maximum 20% rate. Distributions of long-term capital gains are taxable as such to a shareholder, no matter how long the shareholder has held the shares.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult his or her own tax adviser to determine the state and local tax implications of Fund distributions.

OTHER TAX CONSIDERATIONS

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                         CALCULATION OF PERFORMANCE DATA

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return

20135
                                                        25
over one-, five- and ten-year periods, or the time periods for which such class of shares has been outstanding, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. All dividends and distributions are added to the initial investment and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The annual total returns of the Fund as of February 28, 1998 are as follows:


One Year        Five Years     Ten Years or Since  Inception Date
                               Inception
--------------- -------------- ------------------- -------------------
21.67%          --             16.49%              December 25, 1998

         Current yield quotations as they may appear, from time to time, in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of the Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period.

         Any given yield or total return quotation should not be considered representative of the Fund's yield or total return for any future period.



                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Trust reserves the right to change the terms of the offer stated in its prospectus for the Fund without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Trust or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and this SAI omit certain information contained in the Trust's registration statement, which may be obtained for a fee from the SEC in Washington, D.C.


                              FINANCIAL STATEMENTS

         The financial statements and the independent auditors' report thereon are hereby incorporated by reference to the Fund's Annual Report, a copy of which may be obtained without charge from ESC by calling toll-free 1-800-633-2700 or by writing to ESC at P.O. Box 2121, Boston, Massachusetts 02106-2121.

20135
                                                        26

                          EVERGREEN SELECT EQUITY TRUST

                                     PART C

                                OTHER INFORMATION


Item 24.       Financial Statements and Exhibits

Item 24(a).    Financial Statements

     The financial statements listed below are included in Part A of this Amendment to the Registration Statement.


EVERGREEN SELECT SMALL CAP GROWTH FUND

     Financial Highlights               For the year ended February 29, 1998,
                                        for the eight-month period ended
                                        February 28, 1997; and for the period
                                        from December 28, 1995 (Commencement of
                                        Operations) to June 30, 1996

     The financial statements listed below are incorporated by reference in Part B of this Amendment to the Registration Statement:

     Financial Highlights               For the same period as included in
                                        Part A

     Schedule of Investments            As of February 28, 1998

     Statement of Assets and            As of February 28, 1998
       Liabilities

     Statement of Operations            For the year ended February 28, 1998

     Statements of Changes in           For the year ended February 29, 1998,
       Net Assets                       for the eight-month period ended
                                        February 28, 1997; and for the period
                                        from December 28, 1995 (Commencement of
                                        Operations) to June 30, 1996

     Combined Notes to Financial        As of February 28, 1998
       Statements

    Independent Auditors' Report


Item 24(b).    Exhibits

Exhibit
Number    Description                                            Location
-------   -----------                                            --------
1         Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 2
                                                                 Filed on November 17, 1997

2         By-laws                                                Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 2
                                                                 Filed on November 17, 1997

3         Not applicable

4 Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust
          Articles II, V, VI, VIII, IX and By-laws
          Articles II and VI included as part of Exhibits
          1 and 2 of this Registration Statement

5(a) Investment Advisory Agreement between the Registrant and First Union National Bank

5(b) Investment Advisory Agreement between the Registrant and Evergreen Asset Management Co.

5(c) Investment Advisory Agreement between the Registrant and Keystone Investment Management Company

5(d)      Form of Investment Advisory Agreement between the
          Registrant and Meridian Investment Company

6         Principal Underwriting Agreement between the
          Registrant and Evergreen Distributor, Inc.


7         Form of Deferred Compensation Plan                     Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 2
                                                                 Filed on November 17, 1997

8 Custodian Agreement between the Registrant and State Street Bank and Trust Company


9(a)      Administration Agreement between Evergreen
          Investment Services, Inc. and the Registrant


9(b)      Transfer Agent Agreement between the
          Registrant and Evergreen Service Company


10        Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to Registrant's
                                                                 Pre-Effective Amendment No. 2 filed on
                                                                 November 17, 1997


11        Consent of KPMG Peat Marwick LLP

12        Not applicable

13        Not applicable

14        Not applicable

15        12b-1 Distribution Plan for the Institutional
          Service Shares

16        Fund Performance

17        Financial Data Schedule

18        Multiple Class Plan                                    Incorporated by reference to Registrant's
                                                                 Pret-Effective Amendment No. 2 filed
                                                                 on November 17, 1997

19        Powers of Attorney




Item 25.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 26.       Number of Holders of Securities (as of May 31, 1998)

     Evergreen Select Strategic Value Fund
          Institutional Shares                         3
          Institutional Service Shares                 17
     Evergreen Select Large Cap Blend Fund
          Institutional Shares                         2
          Institutional Service Shares                 3
          Charitable Shares                            2
     Evergreen Select Strategic Growth Fund
          Institutional Shares                         2
          Institutional Service Shares                 22
     Evergreen Select Social Principles Fund
          Institutional Shares                         2
          Institutional Service Shares                 4
          Charitable Shares                            2
     Evergreen Select Equity Income Fund
          Institutional Shares                         4
          Institutional Service Shares                 16
     Evergreen Select Small Company Value Fund
          Institutional Shares                         3
          Institutional Service Shares                 0
     Evergreen Select Common Stock Fund
          Institutional Shares                         4
          Institutional Service Shares                 16
     Evergreen Select Balanced Fund
          Institutional Shares                         2
          Institutional Service Shares                 1
     Evergreen Select Diversified Value Fund
          Institutional Shares                         2
          Institutional Service Shares                 2


Item 27.       Indemnification.

     Provisions for the indemnification of the Registrant's Trustees and officers are contained the Registrant's Declaration of Trust, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on November 17, 1997.

     Provisions for the indemnification of the Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant, a copy of which is filed herewith.


Item 28.       Business or Other Connections of Investment Advisors.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

John R. Georgius                   Vice Chairman, First Union Corporation;
                                   Vice Chairman, First Union National Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The  information  required  by this item with  respect to  Evergreen  Asset
Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

     The information required by this item with respect to Keystone Investment Management Company is incorporated by reference to the Form ADV (File No. 801-5436) of Keystone Investment Management Company.

     The information required by this item with respect to Meridian Investment Company is incorporated by reference to the Form ADV (File No. 801-23484) of Meridian Investment Company.


Item 29.       Principal Underwriter.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Item 30.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Keystone Investment Management Company, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

     Meridian Investment Company, 55 Valley Stream Parkway, Malvern, Pennsylvania 19355



Item 31.       Management Services.

     Not Applicable


Item 32.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 30th day of June, 1998.

                                         EVERGREEN SELECT EQUITY TRUST

                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of June, 1998.

/s/ William J. Tomko                    /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                        Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact


     *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS

Exhibit
Number         Exhibit
-------        -------
5(a)           Investment Advisory Agreement between the
               Registrant and First Union National Bank
5(b)           Investment Advisory Agreement between the
               Registrant and Evergreen Asset Management Corp.
5(c)           Investment Advisory Agreement between the
               Registrant and Keystone Investment Management Company
5(d)           Investment Advisory Agreement between the
               Registrant and Meridian Investment Company
6              Principal Underwriting Agreement between the
               Registrant and Evergreen Distributor, Inc.
8              Custodian Agreement between the Registrant
               and State Street Bank and Trust Company
9(a)           Administration Agreement between the Registrant
               and Evergreen Investment Services, Inc.
9(b)           Tranfer Agent Agreement between the Registrant
               and Evergreen Service Company
11             Consent of KPMG Peat Marwick LLP
15             12b-1 Distribution Plan
16             Fund Performance
17             Financial Data Schedule
19             Powers of Attorney